SCHEDULE OF OTHER INFORMATION OPERATING LEASE OBLIGATIONS (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases
Weighted average remaining lease term (in years)	1 year 6 months		2 years 3 months	3 years 3 months
Weighted average discount rate	8.30%		8.30%	8.30%
Operating cash flows from operating leases	$ 892	$ 866	$ 1,139	$ 3,766
Leased assets obtained in exchange for new operating lease liabilities